Related-Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related-Party Transactions
19.	RELATED-PARTY TRANSACTIONS
The Company utilizes a professional services firm to perform accounting and tax services for the Company. Trusts whose beneficiaries are the children of a partner of the firm hold shares of our Class V voting stock. Fees paid to the firm were $31 and $456 during the years ended December 31, 2022 and 2021, respectively. Amounts due to the firm as of December 31, 2022 and December 31, 2021 were $0 and $0, respectively.
A former employee of the Company is the beneficiary of a trust which holds shares of our Class V voting stock, as well as being the child of the Company’s founder who beneficially owns shares of our Class V voting stock. Compensation paid to the former employee was $100 and $201 for the years ended December 31, 2022 and 2021, respectively. Amounts due to the former employee were $0 and $0 as of December 31, 2022 and December 31, 2021, respectively.
In addition to their previous employment by the Company, the above referenced former employee also owns a clinic which was a customer of the Company. Revenues recognized from sales to this customer were $458 and $744 for the years ended December 31, 2022 and 2021, respectively. Amounts due from this customer were $0 and $57 as of December 31, 2022 and December 31, 2021, respectively.
A former employee of the Company is the spouse of the Company’s founder who beneficially owns shares of our Class V voting stock. Compensation paid to the former employee was $158 and $285 for the years ended December 31, 2022 and 2021, respectively. Amounts due to the former employee were $0 and $0 as of December 31, 2022 and December 31, 2021, respectively.
The Company purchases dietary supplements inventories from a vendor in which the Company’s founder holds a minority interest. Inventory purchases from this vendor were $1,304 and $888 for the years ended December 31, 2022 and 2021, respectively. Amounts due to the vendor were $151 and $0 as of December 31, 2022 and December 31, 2021, respectively.
On May 18, 2022, BioTE Medical and Dr. Gary S. Donovitz entered into a founder advisory agreement, effective as of, and contingent upon, the Closing. Pursuant to the founder advisory agreement, Dr. Gary S. Donovitz transitioned from an officer and manager of BioTE Medical into the role of Founder Advisor and Senior Advisor (as defined in the founder advisory agreement) as of the Closing. Pursuant to the founder advisory agreement, Dr. Gary S. Donovitz provides strategic advisory services to BioTE Medical for a period of four years from the Closing, unless terminated earlier pursuant to the terms of the founder advisory agreement, and will receive an annual fee equal to $300 per year, continued coverage under BioTE Medical’s employee benefits and reimbursement for reasonable and pre-approved
business expenses.
On May 18, 2022, BioTE Medical entered into an independent contractor agreement with Lani D. Consulting, a company affiliated with Lani Hammonds Donovitz, the wife of Dr. Gary S. Donovitz (the “New Independent Contractor Agreement”). Immediately upon the Closing, the New Independent Contractor Agreement replaced the independent contractor agreement dated as of May 3, 2021, between Lani D. Consulting and BioTE Medical. Pursuant to the New Independent Contractor Agreement, Lani D. Consulting provides certain services to BioTE Medical for a period of four years from the Closing, unless terminated earlier pursuant to the terms of the New Independent Contractor Agreement, and will receive an annual fee equal to $250 per year and reimbursement for reasonable and pre-approved
business expenses. BioTE Medical terminated Ms. Donovitz for cause, effective September 9, 2022.